FINANCIAL RISK MANAGEMENT - Narrative Collateral Held as Security for Financial Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Loans and advances to banks	£ 8,363.0	£ 4,478.0
Loans and advances to customers	435,627.0	430,829.0
Derivative financial instruments	3,857.0	5,511.0
Assets obtained by taking possession of collateral or calling on other credit enhancements	219.0	86.0
Net exposure £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Loans and advances to banks	8,363.0	4,478.0
Loans and advances to customers	433,456.0	429,323.0
Derivative financial instruments	2,046.0	3,142.0
Off -balance sheet items	60,682.0	58,030.0
Maximum exposure £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Loans and advances to banks	8,363.0	4,478.0
Loans and advances to customers	435,627.0	430,829.0
Derivative financial instruments	3,857.0	5,511.0
Off -balance sheet items	60,682.0	58,030.0
Irrevocable loan commitments and contingencies
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Fair value of collateral held	16,442.0	17,149.0
Stock borrowing
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Collateral held permitted to be sold or repledged, at fair value	16,667.0	7,052.0
Loans and advances to banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Collateral held permitted to be sold or repledged, at fair value	0.0	92.0
Retail non-mortgage | Stage 3 £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Loans and advances to customers	475.0	498.0
Allowance for impairment losses	372.0	435.0
Retail non-mortgage | Stage 1 and Stage 2
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Loans and advances to customers	53,825.0	49,147.0
Reverse repurchase agreement
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Collateral held permitted to be sold or repledged, at fair value	0.0
Collateralised loan
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Collateral held permitted to be sold or repledged, at fair value	29,011.0	48,423.0
Commercial loans | Stage 3 £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Loans and advances to customers	389.0	608.0
Allowance for impairment losses	159.0	198.0
Commercial loans | Stage 3 £m | Accumulated impairment
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Fair value of collateral held	471.0	693.0
Trading & other financial assets at fair value through profit or loss | Stock borrowing
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Collateral sold or repledged in absence of default by owner of collateral, at fair value	8,311.0	1,086.0
Loans and advances to banks | Cash collateral received/ pledged £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Loans and advances to banks	1,147.0	350.0
Loans and advances to banks | Net amount recognised in the balance sheet
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Loans and advances to banks	8,363.0	4,478.0
Loans and advances to customers | Cash collateral received/ pledged £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Loans and advances to customers	308.0	102.0
Loans and advances to customers | Net amount recognised in the balance sheet
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Loans and advances to customers	435,627.0	430,829.0
Derivative assets £m | Cash collateral received/ pledged £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	767.0	1,621.0
Derivative assets £m | Net amount recognised in the balance sheet
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	3,857.0	5,511.0
Reverse repurchase agreement | Loans and advances to banks | Net amount recognised in the balance sheet
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Loans and advances to banks	3,550.0	2,996.0
Reverse repurchase agreement | Loans and advances to customers | Net amount recognised in the balance sheet
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Loans and advances to customers	£ 35,709.0	£ 46,712.0